SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			14,591
Other income, net			283
Loss before income tax expense and gain from equity method investment			$(947)

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of convertible promissory notes			(22,791)
Loss before income tax expense			$(59,790)

	Year ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261
Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787
Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581
Loss before income tax expense			$(9,675)

Schedule of components of the Group's cost

	Year ended December 31,
	2017	2018	2019

Apparel	$99,160	$72,871	$78,954
Other general merchandise (1)	194,791	143,536	157,751
Total product sales revenues	$293,951	$216,407	$236,705

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	Year ended December 31,
	2017		2018		2019
	Revenues	%	Revenues	%	Revenues	%

Europe	$153,697	48.1	$109,781	48.2	$87,586	36.0
North America	73,339	22.9	51,206	22.5	37,932	15.6
Other countries	92,845	29.0	66,552	29.3	118,108	48.4
Total revenues	$319,881	100.0	$227,539	100.0	$243,626	100.0